Share Capital and Share Premium	12 Months Ended
Dec. 31, 2023
Share Capital and Share Premium [Abstract]
SHARE CAPITAL AND SHARE PREMIUM
28.	SHARE CAPITAL AND SHARE PREMIUM

The number of shares in this Note 32 reflects the 1:10 reverse stock split of common stock of the Company, effective on April 26, 2023.

The details of the Group’s share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2021	589,990	590	24,719,794
Issuance of shares	5,473,344	5,473	53,239,760
Shares outstanding as December 31, 2022	6,063,334	6,063	77,959,554
Face value changes and fractional shares due to reverse stock split	(142)	(5,457)	5,457
Shares outstanding as December 31, 2023	6,063,192	606	77,965,011

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2023	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2021	589,990	590	$24,719,794
Issue and fully paid common shares of US$0.0001 as at December 31, 2022	6,063,334	6,063	$77,959,554
Issue and fully paid common shares of US$0.0001 as at December 31, 2023	6,063,192	606	$77,965,011

Preferred Stock

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined by the Company’s board of directors.

On April 8, 2021, the Company issued 1,500,000 shares of our newly-designated Series A Convertible Preferred Stock to a single investor for total subscription proceeds of $1,500,000. Each Series A Convertible Preferred Stock features a stated value of $1.00 and is convertible to 0.1 share of our common stock at any time after 6 months from the date of issue. All shares of common stock issuable upon conversion of the Series A Preferred Stock are subject to a two-year lock-up agreement running from the initial closing of the financing.

On September 1, 2021, the Company issued 150,000 shares of our newly-designated Series C Convertible Preferred Stock to Sun Lei, our Chief Executive Officer for total subscription proceeds of $1,500,000 of a private offering. A Series C Convertible Preferred Stock features a stated value of $10.00 and is convertible to shares of our common stock on a 1 to 0.5 basis at any time after 6 months from the date of issue. Series C Convertible Preferred Stock votes together without common stock on an as-if-converted basis, which is not exercisable for one year, has no special dividend rights, and ranks equally to our common stock with respect to rights upon liquidation. All shares of common stock issuable upon conversion of the Series C Preferred Stock are subject to a one-year lock-up agreement running from the initial closing of the financing.

On November 1, 2021, the “Company closed the private placement offering (the “Offering”) of its newly-designated Series D Convertible Preferred Stock, par value $0.0001 per share (“Series D Convertible Preferred Stock”), in which the Company issued 100,000 shares of Series D Convertible Preferred Stock (the “Shares”) for the total gross proceeds of $3,900,000. As stated in the Certificate of Designation, shares of Series D Convertible Preferred Stock vote together with holders of shares of common stock, par value $0.0001 per share (the “Common Stock”) of the Company on an as-if-converted basis; have no special dividend right, ranks equal to the Common Stock with respect to rights upon liquidation and are convertible into shares of Common Stock on a 1 to 1.3 basis at any time following the issuance.

Holders of Series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock during 2021. Following table shows the changes of the preferred stock during 2021:

	Preferred A		Preferred C		Preferred D		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2021	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Changes	-	-	-	-	-	-		-

At December 31, 2022	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Changes	-	-	-	-	-	-		-
At December 31, 2023	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Common shares convertible	124,000	N/A	75,000	N/A	104,000	N/A	303,000	N/A

The Company classified all Preferred Shares as permanent equity in the consolidated balance sheets because they are not redeemable and convertible to common stock of the Company. The Preferred Shares are recorded initially at fair value, net of issuance costs. The Preferred Shares A, C and D can be converted into 3,030,000 shares of common stock of the Company before reverse stock split or 303,000 shares of common stock of the Company after reverse stock split effective on April 26, 2023. As the Company was in a loss in 2022, the diluted weighted average shares of the Company and EPS of 2022 did not include the potential conversion effect of these preferred shares.

Common Stock

The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per share.

On April 19 and 21, 2022, the Company issued 52,000 shares at $26.4 and $24.3 per share (adjusted to reflect 1:10 reverse stock split) respectively to employees for their services to the Company.

On May 6, 2022, the Company issued 20,000 shares at $22.8 per share (adjusted to reflect 1:10 reverse stock split) to an employee for his compensation.

On May 6, 2022, the Company issued 30,000 shares at $22.8 per share (adjusted to reflect 1:10 reverse stock split) to three board members in leu of their compensation.

On May 16, 2022, the Company issued 340,000 shares at $17.6 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On May 26, 2022, the Company issued 100,000 shares at $14.7 per share (adjusted to reflect 1:10 reverse stock split) to Sun Lei for her compensation.

On June 2, 2022, the Company issued 100,000 shares at $15.0 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On June 4, 2022, the Company issued 180,000 shares at $11.8 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On June 18, 2022, the Company issued 280,000 shares at $13.2 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On August 25, 2022, the Company issued 80,000 shares at $13.5 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On September 2, 2022, the Company issued 80,000 shares at $11.7 per share (adjusted to reflect 1:10 reverse stock split) to an employee for his compensation.

On September 9, 2022, the Company issued 80,000 shares at $10.3 per share (adjusted to reflect 1:10 reverse stock split) to an employee for his compensation.

On September 19, 2022, the Company issued 80,000 shares at $8.8 per share (adjusted to reflect 1:10 reverse stock split) to an employee for his compensation.

On November 7, 2022, the Company issued 400,000 shares at $7.9 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On November 14, 2022, the Company issued 557,000 shares at $7.7 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On November 21, 2022, the Company issued 551,000 shares at $8.3 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On November 28, 2022, the Company issued 492,000 shares at $8.2 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On December 6, 2022, the Company issued 999,996 shares at $8.0 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On December 19, 2022, the Company issued 1,000,000 shares at $7.1 per share (adjusted to reflect 1:10 reverse stock split) to employees for their compensation.

On September 20, 2022, the Company cancelled 652 shares at $8.8 per share (adjusted to reflect 1:10 reverse stock split).

During 2022, all common shares were issued to employees, Directors and executives for their compensations and there is no vesting period. The fair value was determined based on the market price on the date of grant. All compensations are recorded as general and administrative expenses with a corresponding increase in equity.

No shares were issued during year 2023.